Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Retail Class
Account Value [Line Items]
Account Value	$ 21,672	$ 17,124	$ 16,812	$ 18,006	$ 12,240	$ 13,071	$ 12,492	$ 12,370	$ 10,431	$ 9,878	$ 10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 219,124	173,043	169,696	181,513	123,297	131,539	125,558	124,180	104,614	98,996	100,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 322,976	$ 234,287	$ 216,171	$ 258,943	$ 179,947	$ 163,369	$ 143,950	$ 135,043	$ 108,924	$ 104,490	$ 100,000